Operating Lease Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Operating Lease Assets [Abstract]
Schedule of Operating Lease Assets
			Change
	09/30/2025	12/31/2024	$	%
Right-of-use (“ROU”) assets	603,942	603,942	—	—
(-) Depreciation	(546,933)	(434,997)	(111,936)	25.73%
	57,009	168,945	(111,936)	66.26%

			Change
	12/31/2024	12/31/2023	$	%
Right-of-use (“ROU”) assets	603,942	603,942	—	0,00%
(-) Depreciation	(434,997)	(201,314)	(233,683)	116,08%
	168,945	402,628	(233,683)	-58,04%

Schedule of Contract Related to Leasing Held by the Company	The main contract is related to leasing held by the Company as of June 30, 2025, were as following:
09/30/2025
	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Energy Group	4,123	12,000	—
HSTONES	1,151	4,987	—
PFZ	41,037	70,486	62,124
ARBROS MATRIZ	10,699	47,107	—
TOTAL	57,009	134,580	62,124
12/31/2024
	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Energy Group	12,218	10,308	—
HSTONES	3,411	4,283	—
PFZ	121,611	60,541	53,358
ARBROS MATRIZ	31,705	40,460	—
TOTAL	168,945	115,592	53,358
The main contracts related to leasing held by the Company as of December 31, 2024 were as following:
12/31/2023
	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Energy Group	43,675	14,360	—
HSTONES	12,193	5,308	—
PFZ	434,734	77,034	68,240
ARBROS MATRIZ	113,340	51,146	—
TOTAL	603,942	147,848	68,240
12/31/2024
	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Energy Group	43,675	10,308	—
HSTONES	12,193	4,283	—
PFZ	434,734	60,541	53,358
ARBROS MATRIZ	113,340	40,460	—
TOTAL	603,942	115,592	53,358